FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
Fair value measurement [Abstract]
FAIR VALUE MEASUREMENT
27. FAIR VALUE MEASUREMENT
IFRS 13 — Fair Value Measurement establishes a three level hierarchy for the inputs to the valuation techniques used to measure fair value by giving the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement.

Levels used in the hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets and liabilities that the Group can access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3 inputs are unobservable inputs for the assets and liabilities.

Assets and liabilities that are measured at fair value on a recurring basis
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022:

		At December 31, 2023
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	11,982	—	—	11,982
Current financial assets	19	—	55,562	—	55,562
Total assets		11,982	55,562	—	67,544
Other financial liabilities	19	—	13,539	—	13,539
Total liabilities		—	13,539	—	13,539

		At December 31, 2022
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	9,954	—	—	9,954
Current financial assets	19	—	80,233	—	80,233
Total assets		9,954	80,233	—	90,187
Other financial liabilities	19	—	19,993	—	19,993
Total liabilities		—	19,993	—	19,993
There were no transfers between fair value hierarchy levels for the periods presented.

The fair value of current financial assets and other financial liabilities relates to derivative financial instruments and is based on a standard accepted valuation model. The fair value of foreign currency forward, currency options and commodity swap is measured by taking into consideration primarily the appropriate corroborated market-based currency forward rate, commodity price and currency implied volatility at the balance sheet date. The fair value of interest rate derivative is measured by taking into consideration primarily the appropriate corroborated market-based interest rates curve at the balance sheet date.

The par value of cash and cash equivalents usually approximates fair value due to the short maturity of these instruments, which consist primarily of current bank accounts.

    Assets and liabilities not measured at fair value on a recurring basis

For financial instruments represented by short-term receivables and payables, for which the present value of future cash flows does not differ significantly from carrying value, the Group assumes that carrying value is a reasonable approximation of the fair value. In particular, the carrying amount of current receivables and other current assets and of trade payables and other liabilities approximates their fair value.
The following table presents the carrying amount and fair value for the most relevant categories of financial assets and financial liabilities not measured at fair value on a recurring basis:

		At December 31,
		2023		2022
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities	18	1,451,158	1,451,158	1,399,997	1,399,997
Client financing		1,451,158	1,451,158	1,390,956	1,390,956
Dealer financing		—	—	9,041	9,041
Total		1,451,158	1,451,158	1,399,997	1,399,997

Debt	24	2,477,186	2,462,716	2,811,779	2,770,633

The Group has determined that the carrying amount of the majority of its debt approximates its fair value since either (i) the interest payable on the debt is close to current market rates, and/or (ii) the debt is of a short-term nature. The only exception is the Group's debt that is publicly listed for which the fair value is based on quoted market prices.